Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
(Benefit) Provision for Income Taxes from Continuing Operations

The (benefit) provision for income taxes from continuing operations consists of (in thousands):

	2012	2011	2010
Current:
U.S. federal	$(79,834)	$72,739	$49,404
U.S. state and local	$6,896	$6,383	$10,427
Non U.S.	$(1,826)	$819	$219

	$(74,764)	$79,941	$60,050

Deferred:
U.S. federal	$(66,667)	$(915)	$13,578
U.S. state and local	$(5,698)	$4,144	$(1,834)
Non U.S.	$836	$(760)	$(3,344)

	$(71,529)	$2,469	$8,400

Provision for income taxes	$(146,293)	$82,410	$68,450

Income Tax (Benefit) Expense from Continuing Operations

The following table reconciles income tax (benefit) expense from continuing operations at the U.S. federal statutory rate to the Company’s Income tax (benefit) expense (in thousands):

	2012	2011	2010
U.S. federal income tax expense at statutory rate	$(144,511)	$75,189	$61,850
U.S. state and local income tax expense, net of U.S. federal income tax effect	$779	$6,843	$5,585
Nondeductible charges	$1,893	$828	$783
Dividend received deduction	$(1,403)	$—	$—
Reversal of reserves	$(957)	$—	$—
Other, net	$(2,094)	$(450)	$232

Income tax expense	$(146,293)	$82,410	$68,450

Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2012	2011
Deferred tax assets:
Employee compensation and benefit plans, net	$31,207	$33,344
Fixed assets and other amortizable assets, net	38,489	—
Lease loss and other reserves	4,926	4,626
Tax credit and loss carryforwards	71,450	33,702
Less: Valuation allowance on tax credit and loss carryforwards	(31,274)	(8,867)

Total deferred tax assets	$114,798	$62,805

Deferred tax liabilities
Fixed assets and other amortizable assets, net	$—	$14,936
Valuation of investments, net	265	3,838
Tax credit and loss carryforwards	17,044	17,845

Total deferred tax liabilities	$17,309	$36,619

Net deferred tax assets	$97,489	$26,186

Schedule of Reconciliation of Unrecognized Tax Benefits

The following table reconciles the beginning and ending amount of unrecognized tax benefits (in thousands):

	2012	2011	2010
Balance at beginning of period	$2,813	$1,396	$1,590
Increases based on tax positions related to prior periods	536	1,621	1,815
Decreases based on tax positions related to prior periods	(1,831)	—	—
Decreases related to settlements with taxing authorities	—	(204)	(2,009)

Balance at the end of the period	$1,518	$2,813	$1,396